Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock-based compensation expenses included in general and administrative expenses
Stock-based compensation expenses included in general and administrative expenses are as follows:

Year ended December 31,	2013	2012
Share option plan (note 23(b))	$981	$1,327
Restricted share unit plan (note 23(d))	2,652	(297)
Directors' deferred stock unit plan (note 23(e))	2,560	(547)
Stock award plan (note 23(f))	—	47
	$6,193	$530

Schedule of stock options activity

	Number of options	Weighted average exercise price $ per share
Outstanding at December 31, 2011	1,864,434	8.78
Granted	1,517,400	2.83
Exercised(i)	(1,920)	(3.69)
Forfeited	(350,180)	(9.65)
Outstanding at December 31, 2012	3,029,734	5.70
Granted	177,400	5.91
Exercised(i)	(295,230)	(3.98)
Forfeited	(698,624)	(7.12)
Outstanding at December 31, 2013	2,213,280	5.51

(i)	All stock options exercised resulted in new common shares being issued (note 18(a));

Summary of information about stock options outstanding
The following table summarizes information about stock options outstanding at December 31, 2013:

	Options outstanding			Options exercisable
Exercise price	Number	Weighted average remaining life	Weighted average exercise price	Number	Weighted average remaining life	Weighted average exercise price
$2.75	414,440	8.5 years	$2.75	46,440	8.3 years	$2.75
$2.79	680,000	8.5 years	$2.79	80,000	8.5 years	$2.79
$3.69	68,100	4.2 years	$3.69	68,100	4.2 years	$3.69
$4.90	40,000	8.3 years	$4.90	8,000	8.3 years	$4.90
$5.00	221,760	1.6 years	$5.00	221,760	1.6 years	$5.00
$5.91	177,400	10.0 years	$5.91	—	—	—
$6.56	118,860	7.0 years	$6.56	56,520	6 years	$6.56
$8.28	60,000	5.5 years	$8.28	48,000	5.5 years	$8.28
$8.58	30,000	6.7 years	$8.58	18,000	6.7 years	$8.58
$9.33	84,460	5.3 years	$9.33	54,540	5.5 years	$9.33
$10.13	82,780	6.2 years	$10.13	55,860	5.8 years	$10.13
$13.21	75,000	4.0 years	$13.21	75,000	4 years	$13.21
$13.50	82,720	3.7 years	$13.50	82,720	3.7 years	$13.50
$16.46	50,000	4.3 years	$16.46	50,000	4.3 years	$16.46
$16.75	27,760	2.7 years	$16.75	27,760	2.7 years	$16.75
	2,213,280	6.9 years	$5.51	892,700	4.5 years	$8.00

Schedule of restricted share unity plan activity

Number of units
Outstanding at December 31, 2011	1,209,832
Granted	625,405
Settled	(345,679)
Forfeited	(379,283)
Outstanding at December 31, 2012	1,110,275
Granted	555,204
Settled	(154,330)
Forfeited	(487,205)
Outstanding at December 31, 2013	1,023,944

Share option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to value stock option grants
The fair value of each option granted by the Company was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

Year ended December 31,	2013	2012
Number of options granted	177,400	1,517,400
Weighted average fair value per option granted ($)	3.73	1.88
Weighted average assumptions:
Dividend yield	N/A	N/A
Expected volatility	69.11%	74.52%
Risk-free interest rate	1.91%	1.02%
Expected life (years)	6.2	6.4

Senior executive stock option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to value stock option grants
The weighted average assumptions used in estimating the fair value of the fully vested senior executive stock options as at December 31, 2013 and 2012 are as follows:

Year ended December 31,	2013	2012
Number of senior executive stock options	550,000	550,000
Weighted average fair value per option granted ($)	1.71	1.08
Weighted average assumptions:
Dividend yield	N/A	N/A
Expected volatility	39.12%	72.78%
Risk-free interest rate	0.22%	0.29%
Expected life (years)	1.4	2.4

Directors' deferred share unit plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock plan activity

Number of units
Outstanding at December 31, 2011	421,749
Issued	266,820
Redeemed	(63,413)
Outstanding at December 31, 2012	625,156
Issued	141,509
Redeemed	(179,831)
Outstanding at December 31, 2013	586,834